Average Annual Total Returns{- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-11 - Fidelity Advisor Growth and Income Fund	Fidelity Advisor Growth and Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Growth and Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Growth and Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Growth and Income Fund-Class I Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Growth and Income Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	18.16%	11.73%	12.97%	16.72%	9.70%	11.37%	11.16%	8.80%	10.34%	20.73%	11.98%	12.97%	23.42%	12.20%	12.96%	25.70%	13.35%	13.97%	25.89%		13.51%	[1]	Feb. 01, 2017	28.71%	18.47%	16.55%

[1]	(a)Since inception February 1, 2017.